Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	FMR Corp. 82 Devonshire Street Boston MA 02109-3614 617 563 7000

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	June 21, 2005

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, DC 20549

Attention: File Room

RE:	Variable Insurance Products Fund IV (the trust):

Consumer Industries Portfolio

Cyclical Industries Portfolio

Financial Services Portfolio

Growth Stock Portfolio

Health Care Portfolio

International Capital Appreciation Portfolio

Natural Resources Portfolio

Real Estate Portfolio

Strategic Income Portfolio

Technology Portfolio

Telecommunications & Utilities Growth Portfolio

Value Leaders Portfolio (the funds)

File Nos. (002-84130) and (811-03759)

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	Very truly yours,

/s/Eric D. Roiter
Eric D. Roiter
Secretary